Leases - Total Lease Costs (FY) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Finance lease cost
Amortization of ROU assets	$ 1,120
Interest on lease liabilities	1,646
Operating lease cost	4,528
Variable lease cost	515
Total lease cost	7,809
CLECO POWER
Finance lease cost
Amortization of ROU assets	1,120
Interest on lease liabilities	1,646
Operating lease cost	4,303
Variable lease cost	515
Total lease cost	$ 7,584